Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000166442 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166442 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166442 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166442 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166442 | Philip Morris International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Medtronic
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Lowe's
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166442 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000166442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000166442 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166442 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166442 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166442 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166442 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166443 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166443 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166443 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166443 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166443 | Philip Morris International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Medtronic
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Lowe's
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166443 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000166443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000166443 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166443 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166444 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166444 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166444 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166444 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166444 | Philip Morris International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Medtronic
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Lowe's
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166444 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000166444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000166444 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166444 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.90%